Securities Sold Under Agreements to Repurchase - Summary of Maximum Month End Repurchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FHLB New York [Member]
Repurchase Agreement Counterparty [Line Items]
Repurchase agreements			$ 15,000
FHLB New York [Member] | Maximum [Member]
Repurchase Agreement Counterparty [Line Items]
Repurchase agreements		45,000
Customers [Member]
Repurchase Agreement Counterparty [Line Items]
Repurchase agreements	478	1,968	5,668
Customers [Member] | Maximum [Member]
Repurchase Agreement Counterparty [Line Items]
Repurchase agreements	$ 3,172	$ 7,278